Simple Agreements for Future Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Simple Agreements for Future Equity
Simple Agreements for Future Equity

7.Simple Agreements for Future Equity

The Company had issued simple agreements for future equity (the “Legacy Oklo SAFEs”) to investors (the “SAFE Notes”). The SAFE Notes allowed investors to purchase equity at a negotiated price at the time of each investor’s entry into such agreement with each investor receiving equity in the future with no set time for conversion. The SAFE Notes provided for conversion on an equity financing, as further described below, if such equity financing is consummated. The SAFE Notes generally focused on equity rounds, however, there were terms included for a liquidity event (as further described below) or dissolution event, which allowed for conversion into equity or cash at the option of the holder under certain circumstances. The Company determined that the SAFE Notes were not legal form of an outstanding share or legal form debt (i.e., no creditors’ rights), therefore, the Company evaluated the SAFE Notes to determine whether they must be classified as a liability under ASC 480, Distinguishing Liabilities from Equity.

During the six months ended June 30, 2024 and 2023, the Company issued SAFE Notes in exchange for aggregate proceeds of $10,232,000 and $1,975,000, respectively. For the six months ended June 30, 2024, the Company received total cash proceeds of $10,232,000. For the six months ended June 30, 2023, the Company received total cash proceeds of $1,975,000, with $340,000 of cash received from the subscription of a SAFE, for total proceeds of $2,315,000.

Pursuant the terms of the SAFE Notes, upon a future equity financing involving preferred shares, SAFE Notes will be settled into a number of preferred shares equal to the greater of (i) the number of shares of standard preferred stock equal to the amount invested under the SAFE Note divided by the lowest price per share of the standard preferred stock, or (ii) the invested amount of the SAFE Note divided by a discounted price to the price investors pay to purchase the standard preferred shares in the financing (with such discounted price calculated by reference to a valuation cap). Alternatively, upon the occurrence of a change of control, a direct listing or an initial public offering (described as a “liquidity event”) (other than a qualified financing), the investors had the option to receive either (i) cash payment equal to the invested amount under such SAFE Note, or (ii) a number of shares of common stock equal to the invested amount divided by the liquidity price set forth in the applicable SAFE Note. Given the SAFE Notes included a provision allowing for the investors to receive a portion of the proceeds upon a change of control equal to the greater of their investment amount or the amount payable based upon a number of shares of common stock equal to the investment amount divided by the liquidity price, the occurrence of which is outside the control of the Company, this provision required the SAFE Notes to be classified as a liability pursuant to ASC 480 because a change in control is an event that was considered not under the sole control of the Company (see Note 8).

Further, if a dissolution event occurred prior to the termination of the SAFE Notes, the investors would have been entitled to receive a portion of the related proceeds equal to the purchase amount (or the amount received for the SAFE Note).

In connection with and prior to the Business Combination, the Company and the SAFE investors amended the SAFE Notes to convert in connection with the consummation of the Business Combination with AltC, all of which converted at the Closing as follows:

	Outstanding
	Principal	Legacy Oklo
	Balance of	Price Per	Legacy Oklo		Class A Common
	SAFE Notes	Share Upon	Common		Stock Issued at
Legacy Oklo SAFEs	Before Closing	Conversion	Stock Issuable	Exchange Ratio	Closing(1)
Valuation cap $300,000,000	$13,994,800	$22.445945	623,487	6.062	3,779,578
Valuation cap $500,000,000	28,562,200	37.409909	763,496	6.062	4,628,316
	$42,557,000		1,386,983		8,407,894

(1)For further details refer to Note 3.

As of June 30, 2024 and December 31, 2023, the outstanding principal balances for the SAFE Notes were $0 and $32,325,000, respectively.

5.	Simple Agreement for Future Equity

The Company issued simple agreements for future equity (the “SAFE Notes”) to investors. The SAFE Notes allowed investors to purchase equity at a negotiated price at the time of each investor’s entry into such agreement with each investor receiving equity in the future with no set time for conversion. The SAFE Notes provided for conversion on an equity financing, as further described below, if such equity financing is consummated. The SAFE Notes generally focus on equity rounds, however, there are terms included for a liquidity event (as further described below) or dissolution event, which allow for conversion into equity or cash at the option of the holder under certain circumstances. The Company determined that the SAFE Notes are not legal form of an outstanding share or legal form debt (i.e., no creditors’ rights), therefore, the Company evaluated the SAFE Notes to determine whether they must be classified as a liability under ASC 480, Distinguishing Liabilities from Equity.

During the years December 31, 2023 and 2022, the Company issued SAFE Notes in exchange for aggregate proceeds of $18,985,000 and $13,340,000, respectively. For the year ended December 31, 2023, the Company received total cash proceeds of $19,325,000, with $18,985,000 cash from the issuance of SAFE Notes during the year and $340,000 of cash received from the subscription of a SAFE. For the year ended December 31, 2022, the Company received total cash proceeds of $13,000,000, with $9,000,000 cash from the issuance of SAFE Notes during the year and $4,000,000 from an advance from the issuance of a SAFE.

Pursuant to the terms of the SAFE Notes, upon a future equity financing involving preferred shares, SAFE Notes will be settled into a number of preferred shares equal to the greater of (i) the number of shares of standard preferred stock equal to the amount invested under the SAFE Note divided by the lowest price per share of the standard preferred stock, or (ii) the invested amount of the SAFE Note divided by a discounted price to the price investors pay to purchase the standard preferred shares in the financing (with such discounted price calculated by reference to a valuation cap). Alternatively, upon the occurrence of a change of control, a direct listing or an initial public offering (described as a “liquidity event”) (other than a qualified financing), the investors had the option to receive either (i) cash payment equal to the invested amount under such SAFE Note, or (ii) a number of shares of common stock equal to the invested amount divided by the liquidity price set forth in the applicable SAFE Note. Given the SAFE Notes included a provision allowing for the investors to receive a portion of the proceeds upon a change of control equal to the greater of their investment amount or the amount payable based upon a number of shares of common stock equal to the investment amount divided by the liquidity price, the occurrence of which is outside the control of the Company, this provision required the SAFE Notes to be classified as a liability pursuant to ASC 480 because a change in control is an event that was considered not under the sole control of the Company (see Note 6.).

Further, if a dissolution event occurred prior to the termination of the SAFE Notes, the investors would have been entitled to receive a portion of the related proceeds equal to the purchase amount (or the amount received for the SAFE Note).

In connection with and prior to the Business Combination, the Company and the SAFE investors amended the SAFE Notes to convert in connection with the consummation of the Business Combination with AltC, all of which converted at the Closing of the Business Combination.

The outstanding principal balance as of December 31, 2023 and 2022, for the SAFE Notes were $32,325,000 and $13,340,000, respectively. As of December 31, 2023, $12,130,000 and $20,195,000 have a valuation cap of $300,000,000 and $500,000,000, respectively. As of December 31, 2022, $5,336,000 and $8,004,000 have a valuation cap of $300,000,000 and $500,000,000, respectively. No SAFE Notes converted into shares of the Company’s preferred stock during the years ended December 31, 2023 and 2022.

Refer to Note 14, under the heading Safe Notes and Business Combination for further details regarding SAFE Notes and the Business Combination, respectively.